Titanium Annuity Variable Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Titanium Annuity Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Titanium Annuity Variable Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Titanium Annuity Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Balanced Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Growth & Income Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Index Asset Allocation Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT International Equity Fund, Class 1	Not Applicable	For the period from January 1, 2024 to April 29, 2024 (cessation of operation)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 29, 2024 (cessation of operation)
Allspring VT Opportunity Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS CROCI U.S. VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Equity 500 Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Global Real Estate VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Equity and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Government Securities Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Technology Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS High Yield Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$13,716	$398,016	$205,565	$390,794	$284,845	$49,915	$173,583
Receivable from the fund manager	1	15	8	15	11	2	7
Receivable from the Company	-	-	-	-	706	-	798
Total assets	13,717	398,031	205,573	390,809	285,562	49,917	174,388

LIABILITIES:
Payable to the Contracts	1	15	8	15	11	2	7
Payable to the Company	-	2,069	6	669	-	4	-
Total liabilities	1	2,084	14	684	11	6	7

NET ASSETS	$13,716	$395,947	$205,559	$390,125	$285,551	$49,911	$174,381

ANALYSIS OF NET ASSETS
Accumulation period	$13,716	$329,595	$205,559	$364,056	$247,186	$49,911	$151,845
Annuity period	-	66,352	-	26,069	38,365	-	22,536
Total net assets	$13,716	$395,947	$205,559	$390,125	$285,551	$49,911	$174,381

Fair value per share (NAV)	$22.12	$115.87	$33.31	$89.19	$20.40	$17.81	$24.17
Shares outstanding in the Separate Account	620	3,435	6,171	4,382	13,963	2,803	7,182

(1) Investments in mutual fund shares, at cost	$9,719	$284,748	$104,380	$274,881	$268,633	$65,660	$167,550

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A
ASSETS:
Investments at fair value (1)	$1,981	$259,186	$59,846	$82,555	$533,507	$20,636	$43,699
Receivable from the fund manager	-	10	2	3	20	1	2
Receivable from the Company	1	-	-	-	-	-	-
Total assets	1,982	259,196	59,848	82,558	533,527	20,637	43,701

LIABILITIES:
Payable to the Contracts	-	10	2	3	20	1	2
Payable to the Company	-	68	7	3	694	-	2
Total liabilities	-	78	9	6	714	1	4

NET ASSETS	$1,982	$259,118	$59,839	$82,552	$532,813	$20,636	$43,697

ANALYSIS OF NET ASSETS
Accumulation period	$1,982	$237,849	$59,839	$82,552	$506,454	$20,636	$43,697
Annuity period	-	21,269	-	-	26,359	-	-
Total net assets	$1,982	$259,118	$59,839	$82,552	$532,813	$20,636	$43,697

Fair value per share (NAV)	$19.86	$26.86	$55.51	$36.49	$1.00	$18.08	$31.11
Shares outstanding in the Separate Account	100	9,649	1,078	2,262	533,507	1,141	1,405

(1) Investments in mutual fund shares, at cost	$1,771	$230,110	$38,820	$81,180	$533,507	$15,203	$26,077

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
ASSETS:
Investments at fair value (1)	$102,168	$1,900	$5,003	$83,831	$439,799	$567,623	$3,170
Receivable from the fund manager	4	-	-	3	17	22	-
Receivable from the Company	-	-	-	-	-	-	7
Total assets	102,172	1,900	5,003	83,834	439,816	567,645	3,177

LIABILITIES:
Payable to the Contracts	4	-	-	3	17	22	-
Payable to the Company	6	-	-	3	29	454	-
Total liabilities	10	-	-	6	46	476	-

NET ASSETS	$102,162	$1,900	$5,003	$83,828	$439,770	$567,169	$3,177

ANALYSIS OF NET ASSETS
Accumulation period	$102,162	$1,900	$5,003	$83,828	$439,770	$565,602	$3,177
Annuity period	-	-	-	-	-	1,567	-
Total net assets	$102,162	$1,900	$5,003	$83,828	$439,770	$567,169	$3,177

Fair value per share (NAV)	$14.52	$14.27	$13.81	$12.27	$79.53	$33.62	$78.03
Shares outstanding in the Separate Account	7,036	133	362	6,832	5,530	16,883	41

(1) Investments in mutual fund shares, at cost	$95,338	$2,055	$4,889	$99,457	$284,929	$482,749	$2,932

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class
ASSETS:
Investments at fair value (1)	$81,335	$58,675	$13,319	$222,103	$330,122	$4,020	$138,605
Receivable from the fund manager	3	2	1	9	13	-	5
Receivable from the Company	-	-	-	-	-	-	-
Total assets	81,338	58,677	13,320	222,112	330,135	4,020	138,610

LIABILITIES:
Payable to the Contracts	3	2	1	9	13	-	5
Payable to the Company	45	2	-	24	10	-	4
Total liabilities	48	4	1	33	23	-	9

NET ASSETS	$81,290	$58,673	$13,319	$222,079	$330,112	$4,020	$138,601

ANALYSIS OF NET ASSETS
Accumulation period	$69,572	$58,673	$13,319	$222,079	$330,112	$4,020	$138,601
Annuity period	11,718	-	-	-	-	-	-
Total net assets	$81,290	$58,673	$13,319	$222,079	$330,112	$4,020	$138,601

Fair value per share (NAV)	$17.46	$33.52	$10.23	$23.80	$73.31	$5.02	$39.74
Shares outstanding in the Separate Account	4,658	1,750	1,302	9,332	4,503	801	3,488

(1) Investments in mutual fund shares, at cost	$85,350	$52,974	$15,480	$162,662	$192,140	$4,438	$89,751

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$33,354	$221,627	$4,297	$45,901	$9,395
Receivable from the fund manager	1	8	-	2	-
Receivable from the Company	-	-	-	8	-
Total assets	33,355	221,635	4,297	45,911	9,395

LIABILITIES:
Payable to the Contracts	1	8	-	2	-
Payable to the Company	1	190	-	-	-
Total liabilities	2	198	-	2	-

NET ASSETS	$33,353	$221,437	$4,297	$45,909	$9,395

ANALYSIS OF NET ASSETS
Accumulation period	$33,353	$220,729	$4,297	$39,760	$9,395
Annuity period	-	708	-	6,149	-
Total net assets	$33,353	$221,437	$4,297	$45,909	$9,395

Fair value per share (NAV)	$35.59	$23.27	$21.63	$13.76	$11.38
Shares outstanding in the Separate Account	937	9,524	199	3,336	826

(1) Investments in mutual fund shares, at cost	$24,596	$208,854	$3,918	$45,124	$12,804

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$1,197	$-	$-	$191	$-

EXPENSES:
Mortality and expense risk	181	4,363	2,850	4,793	3,565	978	2,023

NET INVESTMENT INCOME (LOSS)	(181)	(4,363)	(1,653)	(4,793)	(3,565)	(787)	(2,023)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	97	31,146	12,162	22,733	(7,583)	(14,826)	(3,410)
Capital gain distributions	25	-	693	-	-	-	-

Net realized gain (loss) on investments	122	31,146	12,855	22,733	(7,583)	(14,826)	(3,410)

Change in net unrealized appreciation (depreciation) on investments	1,893	87,664	27,452	96,422	55,997	19,408	26,545

Net realized and unrealized gain (loss) on investments	2,015	118,810	40,307	119,155	48,414	4,582	23,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,834	$114,447	$38,654	$114,362	$44,849	$3,795	$21,112

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A
INVESTMENT INCOME:
Dividend income	$25	$482	$122	$484	$344	$22,809	$299

EXPENSES:
Mortality and expense risk	27	98	3,554	1,103	1,135	6,890	281

NET INVESTMENT INCOME (LOSS)	(2)	384	(3,432)	(619)	(791)	15,919	18

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9	(7,010)	11,899	11,908	44	-	295
Capital gain distributions	123	-	25,552	576	5,764	-	-

Net realized gain (loss) on investments	132	(7,010)	37,451	12,484	5,808	-	295

Change in net unrealized appreciation (depreciation) on investments	108	6,763	(1,862)	4,643	3,468	-	2,666

Net realized and unrealized gain (loss) on investments	240	(247)	35,589	17,127	9,276	-	2,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$238	$137	$32,157	$16,508	$8,485	$15,919	$2,979

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INVESTMENT INCOME:
Dividend income	$486	$1,202	$-	$108	$1,617	$-	$3,715

EXPENSES:
Mortality and expense risk	565	1,423	27	110	1,208	6,288	7,496

NET INVESTMENT INCOME (LOSS)	(79)	(221)	(27)	(2)	409	(6,288)	(3,781)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	253	575	(3)	125	(902)	33,015	6,200
Capital gain distributions	2,317	2,818	17	443	-	-	44,613

Net realized gain (loss) on investments	2,570	3,393	14	568	(902)	33,015	50,813

Change in net unrealized appreciation (depreciation) on investments	5,670	6,415	80	(103)	(686)	99,394	65,735

Net realized and unrealized gain (loss) on investments	8,240	9,808	94	465	(1,588)	132,409	116,548

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,161	$9,587	$67	$463	$(1,179)	$126,121	$112,767

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class	MFS High Yield Portfolio
INVESTMENT INCOME:
Dividend income	$-	$1,203	$1,028	$342	$-	$-	$242

EXPENSES:
Mortality and expense risk	41	931	846	186	3,123	4,714	54

NET INVESTMENT INCOME (LOSS)	(41)	272	182	156	(3,123)	(4,714)	188

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6)	(1,907)	860	(34)	12,510	23,426	(8)
Capital gain distributions	-	2,581	306	-	8,975	26,510	-

Net realized gain (loss) on investments	(6)	674	1,166	(34)	21,485	49,936	(8)

Change in net unrealized appreciation (depreciation) on investments	625	5,592	(1,539)	(83)	44,129	39,191	27

Net realized and unrealized gain (loss) on investments	619	6,266	(373)	(117)	65,614	89,127	19

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$578	$6,538	$(191)	$39	$62,491	$84,413	$207

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$924	$192	$5,387	$70	$983	$-

EXPENSES:
Mortality and expense risk	1,846	441	3,013	59	568	136

NET INVESTMENT INCOME (LOSS)	(922)	(249)	2,374	11	415	(136)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	934	137	732	7	265	(41)
Capital gain distributions	9,399	1,844	10,429	316	-	-

Net realized gain (loss) on investments	10,333	1,981	11,161	323	265	(41)

Change in net unrealized appreciation (depreciation) on investments	11,662	3,174	(575)	59	(1,588)	(1,092)

Net realized and unrealized gain (loss) on investments	21,995	5,155	10,586	382	(1,323)	(1,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,073	$4,906	$12,960	$393	$(908)	$(1,269)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(181)	$(4,363)	$(1,653)	$(4,793)	$(3,565)	$(787)	$(2,023)
Net realized gain (loss) on investments	122	31,146	12,855	22,733	(7,583)	(14,826)	(3,410)
Change in net unrealized appreciation (depreciation) on investments	1,893	87,664	27,452	96,422	55,997	19,408	26,545

Net increase (decrease) in net assets resulting from operations	1,834	114,447	38,654	114,362	44,849	3,795	21,112

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	186	120	100	373	420	-
Contract maintenance charges	(18)	(244)	(222)	(186)	(318)	(138)	(160)
Contract owners’ benefits	-	(65,742)	(16,432)	(79,944)	(74,522)	(25,587)	(8,531)
Net transfers (to) from the Company and/or Subaccounts	(83)	4,415	(5,650)	22,549	9,818	(11,071)	5,911

Increase (decrease) in net assets resulting from Contract transactions	19	(61,385)	(22,184)	(57,481)	(64,649)	(36,376)	(2,780)

Total increase (decrease) in net assets	1,853	53,062	16,470	56,881	(19,800)	(32,581)	18,332

NET ASSETS:
Beginning of period	11,863	342,885	189,089	333,244	305,351	82,492	156,049

End of period	$13,716	$395,947	$205,559	$390,125	$285,551	$49,911	$174,381

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$384	$(3,432)	$(619)	$(791)	$15,919	$18
Net realized gain (loss) on investments	132	(7,010)	37,451	12,484	5,808	-	295
Change in net unrealized appreciation (depreciation) on investments	108	6,763	(1,862)	4,643	3,468	-	2,666

Net increase (decrease) in net assets resulting from operations	238	137	32,157	16,508	8,485	15,919	2,979

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	33	66	420	-	480	-
Contract maintenance charges	(8)	(12)	(347)	(72)	(146)	(656)	(4)
Contract owners’ benefits	(48)	-	(62,878)	(35,059)	(1,694)	(40,235)	(898)
Net transfers (to) from the Company and/or Subaccounts	2	(20,198)	4,244	(2,193)	745	61,332	(64)

Increase (decrease) in net assets resulting from Contract transactions	(54)	(20,177)	(58,915)	(36,904)	(1,095)	20,921	(966)

Total increase (decrease) in net assets	184	(20,040)	(26,758)	(20,396)	7,390	36,840	2,013

NET ASSETS:
Beginning of period	1,798	20,040	285,876	80,235	75,162	495,973	18,623

End of period	$1,982	$-	$259,118	$59,839	$82,552	$532,813	$20,636

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(79)	$(221)	$(27)	$(2)	$409	$(6,288)	$(3,781)
Net realized gain (loss) on investments	2,570	3,393	14	568	(902)	33,015	50,813
Change in net unrealized appreciation (depreciation) on investments	5,670	6,415	80	(103)	(686)	99,394	65,735

Net increase (decrease) in net assets resulting from operations	8,161	9,587	67	463	(1,179)	126,121	112,767

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	120	-	-	240	499	120
Contract maintenance charges	(22)	(80)	(6)	(10)	(103)	(364)	(351)
Contract owners’ benefits	(72)	(7,328)	-	(4,360)	(2,000)	(117,493)	(21,592)
Net transfers (to) from the Company and/or Subaccounts	(13)	967	1	(9)	132	(8,544)	(3,576)

Increase (decrease) in net assets resulting from Contract transactions	(107)	(6,321)	(5)	(4,379)	(1,731)	(125,902)	(25,399)

Total increase (decrease) in net assets	8,054	3,266	62	(3,916)	(2,910)	219	87,368

NET ASSETS:
Beginning of period	35,643	98,896	1,838	8,919	86,738	439,551	479,801

End of period	$43,697	$102,162	$1,900	$5,003	$83,828	$439,770	$567,169

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class	MFS High Yield Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(41)	$272	$182	$156	$(3,123)	$(4,714)	$188
Net realized gain (loss) on investments	(6)	674	1,166	(34)	21,485	49,936	(8)
Change in net unrealized appreciation (depreciation) on investments	625	5,592	(1,539)	(83)	44,129	39,191	27

Net increase (decrease) in net assets resulting from operations	578	6,538	(191)	39	62,491	84,413	207

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	120	240	-	66	300	-
Contract maintenance charges	(6)	(50)	(118)	(35)	(177)	(204)	(13)
Contract owners’ benefits	-	(2,268)	(3,807)	-	(44,557)	(43,626)	-
Net transfers (to) from the Company and/or Subaccounts	6	1,336	2,761	1	(10,163)	(11,673)	52

Increase (decrease) in net assets resulting from Contract transactions	-	(862)	(924)	(34)	(54,831)	(55,203)	39

Total increase (decrease) in net assets	578	5,676	(1,115)	5	7,660	29,210	246

NET ASSETS:
Beginning of period	2,599	75,614	59,788	13,314	214,419	300,902	3,774

End of period	$3,177	$81,290	$58,673	$13,319	$222,079	$330,112	$4,020

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(922)	$(249)	$2,374	$11	$415	$(136)
Net realized gain (loss) on investments	10,333	1,981	11,161	323	265	(41)
Change in net unrealized appreciation (depreciation) on investments	11,662	3,174	(575)	59	(1,588)	(1,092)

Net increase (decrease) in net assets resulting from operations	21,073	4,906	12,960	393	(908)	(1,269)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	-	-	-	120	-
Contract maintenance charges	(48)	(40)	(184)	(6)	(52)	(6)
Contract owners’ benefits	(416)	-	(3,479)	-	(1,351)	-
Net transfers (to) from the Company and/or Subaccounts	(309)	(20)	5,997	-	350	1,032

Increase (decrease) in net assets resulting from Contract transactions	(653)	(60)	2,334	(6)	(933)	1,026

Total increase (decrease) in net assets	20,420	4,846	15,294	387	(1,841)	(243)

NET ASSETS:
Beginning of period	118,181	28,507	206,143	3,910	47,750	9,638

End of period	$138,601	$33,353	$221,437	$4,297	$45,909	$9,395

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10	$(3,495)	$11	$(3,984)	$(3,451)	$(1,061)	$(1,691)
Net realized gain (loss) on investments	92	(653)	9,562	(4,793)	(15,222)	(7,812)	(2,661)
Change in net unrealized appreciation (depreciation) on investments	1,523	89,925	25,718	86,145	68,650	20,343	25,281

Net increase (decrease) in net assets resulting from operations	1,625	85,777	35,291	77,368	49,977	11,470	20,929

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	577	180	519	960	610	-
Contract maintenance charges	(18)	(262)	(231)	(182)	(333)	(163)	(173)
Contract owners’ benefits	-	(27,507)	(2,038)	(44,402)	(50,017)	(12,694)	(10,343)
Net transfers (to) from the Company and/or Subaccounts	(159)	20,594	(6,279)	8,203	18,347	2,623	8,586

Increase (decrease) in net assets resulting from Contract transactions	(57)	(6,598)	(8,368)	(35,862)	(31,043)	(9,624)	(1,930)

Total increase (decrease) in net assets	1,568	79,179	26,923	41,506	18,934	1,846	18,999

NET ASSETS:
Beginning of period	10,295	263,706	162,166	291,738	286,417	80,646	137,050

End of period	$11,863	$342,885	$189,089	$333,244	$305,351	$82,492	$156,049

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7)	$20	$(3,308)	$(477)	$(502)	$14,249	$49
Net realized gain (loss) on investments	52	(8,033)	21,692	9,359	5,401	-	18
Change in net unrealized appreciation (depreciation) on investments	192	11,440	35,078	5,961	8,319	-	2,903

Net increase (decrease) in net assets resulting from operations	237	3,427	53,462	14,843	13,218	14,249	2,970

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	140	465	570	-	1,300	286
Contract maintenance charges	(9)	(29)	(361)	(86)	(159)	(704)	(8)
Contract owners’ benefits	-	(14,912)	(15,893)	(3,464)	(8,734)	(37,934)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(1,065)	3,306	(144)	(1,707)	14,778	(60)

Increase (decrease) in net assets resulting from Contract transactions	(10)	(15,866)	(12,483)	(3,124)	(10,600)	(22,560)	218

Total increase (decrease) in net assets	227	(12,439)	40,979	11,719	2,618	(8,311)	3,188

NET ASSETS:
Beginning of period	1,571	32,479	244,897	68,516	72,544	504,284	15,435

End of period	$1,798	$20,040	$285,876	$80,235	$75,162	$495,973	$18,623

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12)	$(360)	$(23)	$(19)	$1,111	$(5,558)	$(2,914)
Net realized gain (loss) on investments	2,033	(520)	51	309	(570)	5,670	9,500
Change in net unrealized appreciation (depreciation) on investments	4,975	16,286	242	763	7,279	130,992	79,864

Net increase (decrease) in net assets resulting from operations	6,996	15,406	270	1,053	7,820	131,104	86,450

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	320	-	-	306	1,188	362
Contract maintenance charges	(31)	(88)	(6)	(12)	(110)	(369)	(389)
Contract owners’ benefits	(983)	(40,373)	-	-	(636)	(55,225)	(15,754)
Net transfers (to) from the Company and/or Subaccounts	(9)	1,999	-	14	5,422	(7,186)	(1,301)

Increase (decrease) in net assets resulting from Contract transactions	(1,023)	(38,142)	(6)	2	4,982	(61,592)	(17,082)

Total increase (decrease) in net assets	5,973	(22,736)	264	1,055	12,802	69,512	69,368

NET ASSETS:
Beginning of period	29,670	121,632	1,574	7,864	73,936	370,039	410,433

End of period	$35,643	$98,896	$1,838	$8,919	$86,738	$439,551	$479,801

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class	MFS High Yield Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(34)	$371	$(656)	$90	$(2,841)	$(3,897)	$155
Net realized gain (loss) on investments	(10)	2,093	136	(51)	(11,847)	29,961	(120)
Change in net unrealized appreciation (depreciation) on investments	314	2,715	9,023	374	91,121	54,667	360

Net increase (decrease) in net assets resulting from operations	270	5,179	8,503	413	76,433	80,731	395

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	120	240	-	429	450	-
Contract maintenance charges	(7)	(54)	(125)	(41)	(199)	(268)	(14)
Contract owners’ benefits	-	(4,437)	(465)	(74)	(53,437)	(19,229)	(720)
Net transfers (to) from the Company and/or Subaccounts	-	2,097	118	-	(14,888)	(3,687)	22

Increase (decrease) in net assets resulting from Contract transactions	(7)	(2,274)	(232)	(115)	(68,095)	(22,734)	(712)

Total increase (decrease) in net assets	263	2,905	8,271	298	8,338	57,997	(317)

NET ASSETS:
Beginning of period	2,336	72,709	51,517	13,016	206,081	242,905	4,091

End of period	$2,599	$75,614	$59,788	$13,314	$214,419	$300,902	$3,774

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(705)	$(233)	$1,312	$10	$655	$(127)
Net realized gain (loss) on investments	6,549	1,791	8,595	258	(18)	(51)
Change in net unrealized appreciation (depreciation) on investments	11,625	3,450	6,809	(31)	5,619	323

Net increase (decrease) in net assets resulting from operations	17,469	5,008	16,716	237	6,256	145

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	-	60	-	362	308
Contract maintenance charges	(57)	(46)	(206)	(6)	(66)	(7)
Contract owners’ benefits	-	(2,685)	(7,922)	-	(876)	-
Net transfers (to) from the Company and/or Subaccounts	106	6	5,180	-	870	106

Increase (decrease) in net assets resulting from Contract transactions	169	(2,725)	(2,888)	(6)	290	407

Total increase (decrease) in net assets	17,638	2,283	13,828	231	6,546	552

NET ASSETS:
Beginning of period	100,543	26,224	192,315	3,679	41,204	9,086

End of period	$118,181	$28,507	$206,143	$3,910	$47,750	$9,638

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Titanium Annuity Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Titanium Variable Annuity

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 34 Subaccounts, as follows:

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Growth & Income Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Index Asset Allocation Fund, Class 2

Allspring VT International Equity Fund, Class 1 (a)

Allspring VT Opportunity Fund, Class 2

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio, Single Share

DWS CROCI U.S. VIP, Class A

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Franklin Global Real Estate VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Government Securities Fund, Series I

Invesco V.I. Technology Fund, Series I

MFS Growth Series, Initial Class

MFS High Yield Portfolio

MFS Investors Trust Series, Initial Class

MFS Research Series, Initial Class

MFS Total Return Series, Initial Class

MFS Value Series, Initial Class

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

(a)	See Subaccount Change table below

Subaccount Change: Closed Subaccount

During 2024, the following Subaccount was closed:

Subaccount Name	Date of Closure
Allspring VT International Equity Fund, Class 1	April 29, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Alger Balanced Portfolio, Class I-2	$271	$408
Alger Capital Appreciation Portfolio, Class I-2	153,355	146,343
Alger Growth & Income Portfolio, Class I-2	2,702	25,845
Alger Large Cap Growth Portfolio, Class I-2	83,359	118,308
Alger Mid Cap Growth Portfolio, Class I-2	97,053	120,197
Alger Small Cap Growth Portfolio, Class I-2	1,771	38,931
Allspring VT Discovery SMID Cap Growth Fund, Class 2	55,208	32,643
Allspring VT Index Asset Allocation Fund, Class 2	148	83
Allspring VT International Equity Fund, Class 1	1,785	21,579
Allspring VT Opportunity Fund, Class 2	80,638	91,048
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	1,428	38,370
BNY Mellon VIF Appreciation Portfolio, Initial Shares	7,020	3,140
BNY Mellon VIF Government Money Market Portfolio, Single Share	175,285	100,953
DWS CROCI U.S. VIP, Class A	299	1,248
DWS Equity 500 Index VIP, Class A	2,808	675
DWS Small Cap Index VIP, Class A	7,585	11,306
DWS Small Mid Cap Growth VIP, Class A	17	33
DWS Small Mid Cap Value VIP, Class A	585	4,523
Franklin Global Real Estate VIP Fund, Class 2	5,089	6,412
Invesco V.I. American Franchise Fund, Series I	407	132,582
Invesco V.I. Core Equity Fund, Series I	54,980	36,266
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-	48
Invesco V.I. Equity and Income Fund, Series I	29,898	15,322
Invesco V.I. EQV International Equity Fund, Series I	4,372	4,807
Invesco V.I. Government Securities Fund, Series I	342	221
Invesco V.I. Technology Fund, Series I	11,312	60,276
MFS Growth Series, Initial Class	27,047	60,452
MFS High Yield Portfolio	296	70
MFS Investors Trust Series, Initial Class	10,483	2,658
MFS Research Series, Initial Class	2,074	538
MFS Total Return Series, Initial Class	23,760	8,799
MFS Value Series, Initial Class	386	65
Templeton Foreign VIP Fund, Class 2	17,852	8,820
Templeton Global Bond VIP Fund, Class 2	1,031	142

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Alger Balanced Portfolio, Class I-2	8		8		-	11		13		(2)
Alger Capital Appreciation Portfolio, Class I-2	2,759		2,752		7	190		911		(721)
Alger Growth & Income Portfolio, Class I-2	23		661		(638)	16		319		(303)
Alger Large Cap Growth Portfolio, Class I-2	2,339		3,343		(1,004)	208		1,909		(1,701)
Alger Mid Cap Growth Portfolio, Class I-2	3,063		3,793		(730)	392		1,937		(1,545)
Alger Small Cap Growth Portfolio, Class I-2	63		1,501		(1,438)	144		553		(409)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	2,214		1,295		919	131		451		(320)
Allspring VT Index Asset Allocation Fund, Class 2	-		2		(2)	-		0	*	(0)
Allspring VT International Equity Fund, Class 1	85		1,423		(1,338)	86		1,224		(1,138)
Allspring VT Opportunity Fund, Class 2	1,142		1,835		(693)	57		518		(461)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	14		1,338		(1,324)	47		191		(144)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	24		51		(27)	2		321		(319)
BNY Mellon VIF Government Money Market Portfolio, Single Share	15,144		9,360		5,784	2,297		4,787		(2,490)
DWS CROCI U.S. VIP, Class A	-		42		(42)	15		4		11
DWS Equity 500 Index VIP, Class A	0	*	2		(2)	0	*	25		(25)
DWS Small Cap Index VIP, Class A	93		247		(154)	94		1,208		(1,114)
DWS Small Mid Cap Growth VIP, Class A	-		0	*	(0)*	-		0	*	(0)
DWS Small Mid Cap Value VIP, Class A	1		165		(164)	1		1		-
Franklin Global Real Estate VIP Fund, Class 2	216		303		(87)	403		74		329
Invesco V.I. American Franchise Fund, Series I	16		4,994		(4,978)	99		3,515		(3,416)
Invesco V.I. Core Equity Fund, Series I	268		1,104		(836)	55		946		(891)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		0	*	(0)*	-		1		(1)
Invesco V.I. Equity and Income Fund, Series I	2,308		1,332		976	207		457		(250)
Invesco V.I. EQV International Equity Fund, Series I	140		171		(31)	39		50		(11)
Invesco V.I. Government Securities Fund, Series I	-		3		(3)	-		9		(9)
Invesco V.I. Technology Fund, Series I	172		4,125		(3,953)	316		7,450		(7,134)
MFS Growth Series, Initial Class	14		1,475		(1,461)	33		808		(775)
MFS High Yield Portfolio	4		1		3	2		60		(58)
MFS Investors Trust Series, Initial Class	4		22		(18)	11		5		6
MFS Research Series, Initial Class	1		3		(2)	2		102		(100)
MFS Total Return Series, Initial Class	304		231		73	211		335		(124)
MFS Value Series, Initial Class	-		0	*	(0)*	-		0	*	(0)
Templeton Foreign VIP Fund, Class 2	1,090		534		556	25		129		(104)
Templeton Global Bond VIP Fund, Class 2	64		0	*	64	27		3		24

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations, if applicable.	a daily fee amounting to a per annum aggregate of 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.25% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$35 annually

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$20 per withdrawal or 2% of the amount withdrawn, whichever is less, after the first 12 withdrawals in any Contract year

Transfer Charge

This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

$25 per transfer, after the first 12 transfers in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented, and total returns presented represent returns for the longest period invested.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Alger Balanced Portfolio, Class I-2
2024	0	*	$31.29	$14	0.00%	1.40%	15.44%
2023	0	*	27.11	12	1.47%	1.40%	15.81%
2022	0	*	23.41	10	1.10%	1.40%	(12.53)%
2021	0	*	26.76	12	0.84%	1.40%	17.48%
2020	-		22.78	11	1.05%	1.40%	8.71%
Alger Capital Appreciation Portfolio, Class I-2
2024	6		64.74	396	0.00%	1.40%	46.08%
2023	6		44.32	343	0.00%	1.40%	41.16%
2022	7		31.39	306	0.00%	1.40%	(37.40)%
2021	7		60.48	435	0.00%	1.40%	17.48%
2020	8		42.69	336	0.23%	1.40%	39.80%
Alger Growth & Income Portfolio, Class I-2
2024	6		36.30	206	0.59%	1.40%	20.96%
2023	6		30.01	189	1.39%	1.40%	22.22%
2022	7		24.56	162	1.33%	1.40%	(16.15)%
2021	7		29.29	208	1.13%	1.40%	29.85%
2020	8		22.55	180	1.33%	1.40%	13.29%
Alger Large Cap Growth Portfolio, Class I-2
2024	10		41.01	390	0.00%	1.40%	40.90%
2023	11		29.11	333	0.00%	1.40%	30.84%
2022	12		22.25	310	0.00%	1.40%	(39.50)%
2021	13		39.37	509	0.00%	1.40%	10.30%
2020	13		33.34	446	4.98%	1.40%	64.73%
Alger Mid Cap Growth Portfolio, Class I-2
2024	8		34.30	286	0.00%	1.40%	19.39%
2023	9		28.73	305	0.00%	1.40%	21.48%
2022	11		23.65	319	0.00%	1.40%	(36.96)%
2021	10		43.49	420	0.00%	1.40%	2.76%
2020	10		36.51	380	5.20%	1.40%	62.36%
Alger Small Cap Growth Portfolio, Class I-2
2024	2		26.45	50	0.27%	1.40%	6.63%
2023	3		24.81	82	0.00%	1.40%	14.89%
2022	4		21.59	81	0.00%	1.40%	(38.87)%
2021	4		35.32	125	0.00%	1.40%	(7.36)%
2020	4		38.13	156	1.03%	1.40%	64.85%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2024	6		$26.79	$174	0.00%	1.40%	16.49%
2023	6		23.00	156	0.00%	1.40%	18.49%
2022	6		19.41	157	0.00%	1.40%	(38.71)%
2021	6		37.68	226	0.00%	1.40%	(6.35)%
2020	6		33.82	209	0.37%	1.40%	60.41%
Allspring VT Index Asset Allocation Fund, Class 2
2024	0	*	30.53	2	1.31%	1.40%	13.27%
2023	0	*	26.95	2	0.96%	1.40%	15.09%
2022	0	*	23.42	2	0.61%	1.40%	(18.17)%
2021	0	*	28.62	2	0.58%	1.40%	14.40%
2020	-		25.02	2	0.97%	1.40%	14.98%
Allspring VT International Equity Fund, Class 1
2024	-		15.09	-	2.25%	1.40%	0.76%
2023	1		14.98	20	1.49%	1.40%	14.21%
2022	2		13.11	32	3.32%	1.40%	(12.70)%
2021	3		15.02	46	1.38%	1.40%	5.91%
2020	3		14.18	44	2.47%	1.40%	3.44%
Allspring VT Opportunity Fund, Class 2
2024	5		50.93	259	0.05%	1.40%	13.45%
2023	6		44.89	286	0.00%	1.40%	24.76%
2022	6		35.98	264	0.00%	1.40%	(21.90)%
2021	7		50.08	338	0.04%	1.40%	23.06%
2020	7		37.44	278	1.68%	1.40%	19.33%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2024	2		29.44	60	0.61%	1.40%	23.16%
2023	3		23.91	80	0.74%	1.40%	22.12%
2022	4		19.58	69	0.55%	1.40%	(23.94)%
2021	5		25.74	127	0.71%	1.40%	25.24%
2020	6		20.55	118	1.43%	1.40%	22.43%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2024	2		39.65	83	0.42%	1.40%	11.24%
2023	2		35.65	75	0.71%	1.40%	19.30%
2022	2		29.88	73	0.61%	1.40%	(19.19)%
2021	3		36.97	94	0.44%	1.40%	25.38%
2020	3		29.49	83	0.74%	1.40%	21.98%
BNY Mellon VIF Government Money Market Portfolio, Single Share
2024	52		10.25	533	4.63%	1.40%	3.28%
2023	46		9.92	496	4.52%	1.40%	3.18%
2022	49		9.61	349	1.33%	1.40%	(0.13)%
2021	59		9.63	605	0.01%	1.40%	(1.37)%
2020	55		9.76	540	0.22%	1.40%	(1.16)%
DWS CROCI U.S. VIP, Class A
2024	1		23.79	21	1.49%	1.40%	16.13%
2023	1		20.48	19	1.68%	1.40%	19.10%
2022	1		17.20	15	1.71%	1.40%	(16.56)%
2021	1		20.61	18	1.84%	1.40%	24.94%
2020	1		16.50	16	7.60%	1.40%	(13.37)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
DWS Equity 500 Index VIP, Class A
2024	1		$59.46	$44	1.20%	1.40%	22.90%
2023	1		48.38	36	1.35%	1.40%	24.27%
2022	1		38.93	30	1.19%	1.40%	(19.46)%
2021	1		48.34	37	1.40%	1.40%	26.63%
2020	1		38.18	31	1.73%	1.40%	16.47%
DWS Small Cap Index VIP, Class A
2024	3		40.52	102	1.18%	1.40%	9.61%
2023	3		36.96	99	1.02%	1.40%	15.15%
2022	4		32.10	122	0.82%	1.40%	(21.73)%
2021	4		41.01	177	0.80%	1.40%	12.92%
2020	5		36.32	173	1.39%	1.40%	17.78%
DWS Small Mid Cap Growth VIP, Class A
2024	0	*	24.86	2	0.00%	1.40%	3.69%
2023	0	*	23.97	2	0.03%	1.40%	17.19%
2022	0	*	20.46	2	0.00%	1.40%	(29.01)%
2021	0	*	28.82	2	0.04%	1.40%	12.27%
2020	-		25.67	2	0.04%	1.40%	28.38%
DWS Small Mid Cap Value VIP, Class A
2024	0	*	26.53	5	1.37%	1.40%	4.73%
2023	0	*	25.33	9	1.16%	1.40%	13.37%
2022	0	*	22.34	8	0.79%	1.40%	(16.96)%
2021	0	*	26.91	10	1.37%	1.40%	28.70%
2020	-		20.91	10	1.48%	1.40%	(2.17)%
Franklin Global Real Estate VIP Fund, Class 2
2024	5		16.38	84	1.87%	1.40%	(1.70)%
2023	5		16.66	87	2.83%	1.40%	9.90%
2022	5		15.16	74	2.36%	1.40%	(27.08)%
2021	6		20.79	119	0.88%	1.40%	25.04%
2020	6		16.63	108	3.01%	1.40%	(6.69)%
Invesco V.I. American Franchise Fund, Series I
2024	15		29.11	440	0.00%	1.40%	33.02%
2023	20		21.88	440	0.00%	1.40%	38.99%
2022	24		15.75	370	0.00%	1.40%	(32.06)%
2021	23		23.18	543	0.00%	1.40%	10.38%
2020	24		21.00	512	0.07%	1.40%	40.39%
Invesco V.I. Core Equity Fund, Series I
2024	20		27.70	567	0.69%	1.40%	23.86%
2023	21		22.37	480	0.73%	1.40%	21.67%
2022	22		18.38	412	0.84%	1.40%	(21.64)%
2021	24		23.46	556	0.68%	1.40%	25.98%
2020	25		18.62	460	2.57%	1.40%	12.28%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	0	*	16.27	3	0.00%	1.40%	22.51%
2023	0	*	13.28	3	0.00%	1.40%	11.59%
2022	0	*	11.90	2	0.00%	1.40%	(31.93)%
2021	1		17.49	10	0.00%	1.40%	17.45%
2020	1		14.89	11	0.00%	1.40%	-
Invesco V.I. Equity and Income Fund, Series I
2024	7		11.87	81	1.81%	1.40%	10.56%
2023	6		10.74	76	2.01%	1.40%	9.03%
2022	6		9.85	85	1.43%	1.40%	(8.78)%
2021	7		10.80	68	1.60%	1.40%	4.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Invesco V.I. EQV International Equity Fund, Series I
2024	3		$21.37	$59	1.70%	1.40%	(0.78)%
2023	3		21.54	60	0.20%	1.40%	16.52%
2022	3		18.49	52	1.39%	1.40%	(19.43)%
2021	4		22.94	95	1.26%	1.40%	4.43%
2020	4		21.97	95	2.36%	1.40%	12.42%
Invesco V.I. Government Securities Fund, Series I
2024	1		12.49	13	2.57%	1.40%	0.31%
2023	1		12.46	13	2.08%	1.40%	3.18%
2022	1		12.07	13	1.97%	1.40%	(11.53)%
2021	1		13.65	15	2.41%	1.40%	(3.62)%
2020	1		14.16	15	3.92%	1.40%	4.81%
Invesco V.I. Managed Volatility Fund, Series I
2021	-		18.90	-	6.16%	1.40%	0.00%
2020	4		17.78	71	4.20%	1.40%	1.48%
Invesco V.I. Technology Fund, Series I
2024	14		15.64	222	0.00%	1.40%	32.41%
2023	18		11.81	214	0.00%	1.40%	44.92%
2022	25		8.15	206	0.00%	1.40%	(40.78)%
2021	23		13.76	322	0.00%	1.40%	12.83%
2020	24		12.19	292	0.60%	1.40%	44.10%
MFS Growth Series, Initial Class
2024	8		41.08	330	0.00%	1.40%	29.64%
2023	9		31.68	301	0.00%	1.40%	33.99%
2022	10		23.65	243	0.00%	1.40%	(32.58)%
2021	11		35.07	393	0.00%	1.40%	21.83%
2020	12		28.79	345	0.00%	1.40%	30.04%
MFS High Yield Portfolio
2024	0	*	13.80	4	6.20%	1.40%	5.44%
2023	0	*	13.08	4	5.71%	1.40%	10.86%
2022	0	*	11.80	4	5.37%	1.40%	(11.75)%
2021	0	*	13.37	5	4.96%	1.40%	2.06%
2020	-		13.10	5	4.70%	1.40%	3.63%
MFS Investors Trust Series, Initial Class
2024	4		38.72	139	0.70%	1.40%	17.86%
2023	4		32.85	118	0.73%	1.40%	17.34%
2022	4		27.99	101	0.63%	1.40%	(17.64)%
2021	4		33.99	128	0.65%	1.40%	25.06%
2020	4		27.18	108	0.64%	1.40%	12.30%
MFS Research Series, Initial Class
2024	1		36.70	33	0.61%	1.40%	17.22%
2023	1		31.31	29	0.50%	1.40%	20.73%
2022	1		25.93	26	0.44%	1.40%	(18.35)%
2021	1		31.76	36	0.55%	1.40%	23.08%
2020	1		25.81	29	1.02%	1.40%	14.98%
MFS Total Return Series, Initial Class
2024	7		30.20	221	2.50%	1.40%	6.26%
2023	7		28.42	206	2.06%	1.40%	8.92%
2022	7		26.09	193	1.59%	1.40%	(10.83)%
2021	9		29.26	252	1.82%	1.40%	12.54%
2020	9		26.00	236	2.08%	1.40%	8.30%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
MFS Value Series, Initial Class
2024	0	*	$35.75	$4	1.65%	1.40%	10.06%
2023	0	*	32.48	4	1.65%	1.40%	6.45%
2022	0	*	30.52	4	1.34%	1.40%	(7.20)%
2021	0	*	32.89	4	1.02%	1.40%	23.72%
2020	-		26.58	6	1.52%	1.40%	2.05%
Templeton Foreign VIP Fund, Class 2
2024	3		15.59	46	2.42%	1.40%	(2.37)%
2023	2		15.96	48	3.19%	1.40%	19.09%
2022	2		13.41	48	2.21%	1.40%	(8.88)%
2021	3		17.87	46	1.55%	1.40%	2.72%
2020	3		14.32	49	3.11%	1.40%	(2.52)%
Templeton Global Bond VIP Fund, Class 2
2024	1		15.23	9	0.00%	1.40%	(12.60)%
2023	1		17.43	10	0.00%	1.40%	1.47%
2022	1		17.18	9	0.00%	1.40%	(6.26)%
2021	1		18.33	10	0.00%	1.40%	(6.30)%
2020	1		19.56	11	8.69%	1.40%	(6.59)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.